EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE

	For the Six Months Ended June 30,
	2025	2024
Net income (loss) attributable to common shareholders	$20,115	$(103,149)
Weighted average common shares outstanding – Basic and diluted	45,518,000	45,501,016
Earnings (loss) per shares – basic and diluted	$0.00	$(0.00)